CONTRACT LIABILITY (Details) - CAD ($)	Jun. 30, 2025	Jun. 30, 2024
Opening balance	$ 89,976	$ 138,918
Additions	0	0
Changes in exchange rates	1,178	4,072
Revenue recognized from contract liability	(55,294)	(53,014)
Ending balance	35,860	89,976
Current portion	35,860	53,927
Long-term portion	$ 0	$ 36,049